Financial Instruments and Fair Value Measurements - Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis (Details) - Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash equivalents	$ 545,961	$ 273,584
Foreign exchange forwards and options	11,172	11,712
Total assets	1,055,405	788,448
Liabilities:
Foreign exchange forwards and options	(19,250)	(45,498)
Contingent consideration	(24,100)	(23,593)
Total liabilities	(397,837)	(468,512)
Short-term investments
Assets:
Fair value of investment	139,785	0
Marketable equity securities
Assets:
Fair value of investment	0	117,515
Non-marketable equity securities
Assets:
Fair value of investment	3,945	4,142
Equity options
Assets:
Derivative assets	352,571	376,453
Liabilities:
Derivative liabilities	(353,859)	(382,012)
Interest rate contracts
Assets:
Derivative assets	1,971	5,042
Liabilities:
Derivative liabilities	(628)	(17,409)
Level 1
Assets:
Cash equivalents	366,117	273,584
Foreign exchange forwards and options	0	0
Total assets	366,117	391,099
Liabilities:
Foreign exchange forwards and options	0	0
Contingent consideration	0	0
Total liabilities	0	0
Level 1 | Short-term investments
Assets:
Fair value of investment	0	0
Level 1 | Marketable equity securities
Assets:
Fair value of investment	0	117,515
Level 1 | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 1 | Equity options
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 1 | Interest rate contracts
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 2
Assets:
Cash equivalents	179,844	0
Foreign exchange forwards and options	11,172	11,712
Total assets	685,343	393,207
Liabilities:
Foreign exchange forwards and options	(19,250)	(45,498)
Contingent consideration	0	0
Total liabilities	(373,737)	(444,919)
Level 2 | Short-term investments
Assets:
Fair value of investment	139,785	0
Level 2 | Marketable equity securities
Assets:
Fair value of investment	0	0
Level 2 | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 2 | Equity options
Assets:
Derivative assets	352,571	376,453
Liabilities:
Derivative liabilities	(353,859)	(382,012)
Level 2 | Interest rate contracts
Assets:
Derivative assets	1,971	5,042
Liabilities:
Derivative liabilities	(628)	(17,409)
Level 3
Assets:
Cash equivalents	0	0
Foreign exchange forwards and options	0	0
Total assets	3,945	4,142
Liabilities:
Foreign exchange forwards and options	0	0
Contingent consideration	(24,100)	(23,593)
Total liabilities	(24,100)	(23,593)
Level 3 | Short-term investments
Assets:
Fair value of investment	0	0
Level 3 | Marketable equity securities
Assets:
Fair value of investment	0	0
Level 3 | Non-marketable equity securities
Assets:
Fair value of investment	3,945	4,142
Level 3 | Equity options
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 3 | Interest rate contracts
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	$ 0	$ 0